Income Taxes - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Income tax expense	$ 300	$ (736)	$ 2,270	$ (2,644)	$ (2,062)	$ 4,483	$ 79
Common stock, dividends, per share per annum, declared (in dollars per share)		$ 1.10			$ 1.30	$ 1.44
Ordinary income declared per share (in dollars per share)					1.24	1.20
Return of capital declared per share (in dollars per share)					0.06	0.24
Common stock ordinary dividend declared (in dollars per share)					1.24
Preferred stock dividends declared (in dollars per share)					390.48
Preferred stock qualified dividend declared (in dollars per share)					370.93
Preferred stock, return of capital declared per share (in dollars per share)					19.55
Preferred stock ordinary dividend declared (in dollars per share)					$ 370.93
Series A Preferred Stock
Income Tax Examination [Line Items]
Preferred stock dividends declared (in dollars per share)						430.88
Series C Preferred Stock
Income Tax Examination [Line Items]
Preferred stock dividends declared (in dollars per share)						$ 35.41